Offering and acquisition related costs	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Offering and acquisition related costs

10. Offering and acquisition related costs

The Company had capitalized deferred offering costs, which primarily consisted of direct incremental legal and accounting fees relating to the Initial Public Offering (IPO). In 2015, the offering was terminated. The previously capitalized deferred offering costs and additional costs incurred through to the termination of the IPO, aggregated to $4.0 million were expensed in the first quarter of 2015.